Share based compensation - Dividend equivalent rights - Summary of awards (Details) - Dividend equivalent rights - $ / shares		12 Months Ended
	Nov. 04, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded (in shares)	1,146,517	1,146,517
Service Period	2 years
Granted during the period, Weighted average fair value at grant date	$ 0.49	$ 0.49
Dividend Yield (as a percent)	2.93%
Risk-free rate of Return (as a percent)	2.06%
Expected Volatility (as a percent)	30.22%